                      CREDIT SUISSE WARBURG PINCUS FUNDS
                     [CREDIT SUISSE ASSET MANAGEMENT LOGO]

                                     ANNUAL
                                     REPORT
                                 AUGUST 31, 2001

                          CREDIT SUISSE WARBURG PINCUS
                         LONG-SHORT MARKET NEUTRAL FUND




More complete information about the Fund, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-WARBURG (800-927-2874) or by writing to Credit Suisse Warburg Pincus Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Warburg Pincus Funds are advised by Credit Suisse Asset Management, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS ARE HISTORICAL AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF AUGUST 31, 2001; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
PORTFOLIO MANAGER'S LETTER-August 31, 2001

                                                                 October 2, 2001

Dear Shareholders:

   We are writing to report on the results of the Credit Suisse Warburg Pincus Long-Short Market Neutral Fund1,2 (the "Fund") for the fiscal year ended August 31, 2001. Please note that we will discuss the impact of the events of September 11, 2001 on the Fund's investment environment and performance in our letter for the calendar quarter ended September 30, 2001.

   COMMON SHARES:

   At August 31, 2001, the net asset value ("NAV") of the Fund's Common shares was $15.70, compared to an NAV of $14.92 on August 31, 2000. As a result, the common shares' total return was 9.25%, assuming the reinvestment of dividends totaling $0.5476 per share. By comparison, the Salomon Smith Barney One-Month U.S. Treasury Bill Index3 benchmark returned 4.88% during the same period.

   INSTITUTIONAL SHARES:

   At August 31, 2001, the NAV of the Fund's Institutional shares was $15.52, compared to an NAV of $14.78 on August 31, 2000. As a result, the Fund's total return was 9.46%, assuming the reinvestment of dividends totaling $0.5988 per share. By comparison, the Salomon Smith Barney One-Month U.S. Treasury Bill Index3 benchmark returned 4.88% during the same period.

   The Fund meaningfully outperformed its benchmark in the fiscal year because of the effectiveness of our relative emphasis on certain of the drivers of stock prices that we track closely as part of our stock selection methodology. The net result of our choices was that we primarily added value on the short side of the portfolio.

   By far, the driver that contributed most positively to the Fund's return was financial strength (in terms of net profit margins). To a lesser degree, relative valuation (as measured by a company's book value-to-price and earnings-to-price ratios) additionally helped.

   Throughout much of the period, we opted for a fairly defensive approach highlighting companies that scored well according to these attributes. This was because such companies were more likely than not to hold their value, or even appreciate, as macroeconomic growth slowed and investor uncertainty remained high. The consistently downward movement of the S&P 500 during the period meant that our thinking in this regard was on target.

   Looking at the portfolio in terms of industry sectors, our stock selection was especially favorable in health care, utilities, telecommunications and energy. Health care fared best by a wide margin, based on our decision to take a net-short stance at a time when most leading pharmaceutical stocks performed fairly poorly. We also were net-short in utilities, which paid off as the stocks we shorted declined much more than our longs appreciated. In energy, the individual names in our net-long positions solidly outperformed.

   Our stance with regard to leverage and earnings revisions partially offset our successes. We de-emphasized companies with higher-than-average indebtedness based on the likelihood that it would hurt their financial condition while the economy was weak; such companies, however, greatly benefited from the Federal Reserve's unprecedentedly rapid reduction of short-term interest rates in the first six months of 2001. As for earnings revisions, our analysis concluded that companies whose earnings estimates were most likely to be revised upward, would generate above-market returns. This proved inaccurate, however, in an overall climate in which earnings estimates tended to be revised downward much more frequently than upward.

Sincerely yours,

The Credit Suisse Asset Management Structured Equity Team

Eric N. Remole,                              Michael A. Welhoelter,
Managing Director                            Vice President

Marc E. Bothwell,
Vice President

Credit Suisse Asset Management, LLC (CSAM)

   [NOTE: INVESTING IN SHARES OF THE FUND CAN BE MORE VOLATILE AND RISKY THAN SOME OTHER FORMS OF INVESTMENTS. IN ADDITION, IF THE ADVISOR TAKES LONG POSITIONS IN STOCKS THAT DECLINE OR SHORT POSITIONS IN STOCKS THAT INCREASE IN VALUE, THEN LOSSES OF THE FUND MAY EXCEED THOSE OF OTHER STOCK MUTUAL FUNDS THAT HOLD LONG POSITIONS ONLY.]

    COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE
      WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND(1,2) COMMON SHARES AND
         THE SALOMON SMITH BARNEY U.S. ONE-MONTH TREASURY INDEX(3) FROM
             INCEPTION (9/8/98) AND AT EACH QUARTER END (UNAUDITED)

[CHART]

                 CREDIT SUISSE WARBURG PINCUS                        SALOMON SMITH BARNEY U.S.
              LONG-SHORT MARKET NEUTRAL FUND(1,2)                   ONE-MONTH TREASURY INDEX(3)
                        COMMON SHARES
 9/98                                     $10,000                                       $10,000
 9/98                                     $10,059                                       $10,038
10/98                                     $10,006                                       $10,064
11/98                                      $9,802                                       $10,093
12/98                                      $9,887                                       $10,131
 1/99                                     $10,014                                       $10,167
 2/99                                      $9,927                                       $10,201
 3/99                                     $10,034                                       $10,235
 4/99                                      $9,840                                       $10,275
 5/99                                      $9,674                                       $10,313
 6/99                                      $9,940                                       $10,350
 7/99                                      $9,773                                       $10,387
 8/99                                      $9,467                                       $10,425
 9/99                                      $9,534                                       $10,463
10/99                                      $9,767                                       $10,502
11/99                                     $10,288                                       $10,539
12/99                                     $10,468                                       $10,579
 1/00                                     $10,958                                       $10,623
 2/00                                     $11,135                                       $10,667
 3/00                                     $10,772                                       $10,715
 4/00                                     $10,587                                       $10,767
 5/00                                     $10,637                                       $10,815
 6/00                                     $10,701                                       $10,857
 7/00                                     $10,630                                       $10,907
 8/00                                     $10,601                                       $10,961
 9/00                                     $10,502                                       $11,015
10/00                                     $10,302                                       $11,068
11/00                                     $10,665                                       $11,123
12/00                                     $10,556                                       $11,177
 1/01                                     $10,770                                       $11,232
 2/01                                     $10,460                                       $11,273
 3/01                                     $10,667                                       $11,318
 4/01                                     $10,475                                       $11,360
 5/01                                     $10,778                                       $11,396
 6/01                                     $11,117                                       $11,427
 7/01                                     $11,369                                       $11,461
 8/01                                     $11,582                                       $11,496

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 8/31/01 (COMMON SHARES)

1 YEAR       3 YEAR      FROM INCEPTION (9/8/98)
9.25%        4.84%       5.05%

Note: Past performance is not predictive of future performance. Investment return and principle value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

(1) Name changed from Warburg Pincus Long-Short Market Neutral Fund effective March 26, 2001.

(2) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

(3) Monthly return equivalents of yield averages which are not marked to market. The Salomon Smith Barney U.S. One-Month Treasury Index consists of the last one-month Treasury bill issues.

     COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDITSUISSE WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND(1,2) INSTITUTIONAL SHARES AND
         THE SALOMON SMITH BARNEY U.S. ONE-MONTH TREASURY INDEX(3) FROM
            INCEPTION (7/31/98) AND AT EACH QUARTER END. (UNAUDITED)

[CHART]

 AVERAGE ANNUAL
 TOTAL RETURNS
FOR THE PERIODS
 ENDED 8/31/01
(INSTITUTIONAL
    SHARES)

                                               CREDIT SUISSE WARBURG PINCUS
                SALOMON SMITH BARNEY          LONG-SHORT MARKET NEUTRAL FUND
          U.S. ONE-MONTH TREASURY INDEX(3)       INSTITUTIONAL SHARES(1,2)
  7/98                             $10,000                          $10,000
  8/98                             $10,040                          $10,180
  9/98                             $10,079                          $10,187
 10/98                             $10,104                          $10,133
 11/98                             $10,133                           $9,927
 12/98                             $10,172                          $10,020
  1/99                             $10,208                          $10,148
  2/99                             $10,242                          $10,061
  3/99                             $10,277                          $10,169
  4/99                             $10,316                           $9,973
  5/99                             $10,355                           $9,804
  6/99                             $10,392                          $10,075
  7/99                             $10,428                           $9,905
  8/99                             $10,467                           $9,601
  9/99                             $10,506                           $9,668
 10/99                             $10,544                           $9,905
 11/99                             $10,582                          $10,439
 12/99                             $10,622                          $10,628
  1/00                             $10,666                          $11,124
  2/00                             $10,710                          $11,307
  3/00                             $10,759                          $10,942
  4/00                             $10,810                          $10,752
  5/00                             $10,859                          $10,810
  6/00                             $10,901                          $10,876
  7/00                             $10,951                          $10,811
  8/00                             $11,005                          $10,782
  9/00                             $11,059                          $10,687
 10/00                             $11,113                          $10,483
 11/00                             $11,168                          $10,855
 12/00                             $11,222                          $10,744
  1/01                             $11,277                          $10,965
  2/01                             $11,319                          $10,653
  3/01                             $11,364                          $10,866
  4/01                             $11,406                          $10,669
  5/01                             $11,442                          $10,988
  6/01                             $11,473                          $11,328
  7/01                             $11,507                          $11,586
  8/01                             $11,543                          $11,800

1 YEAR       3 YEAR      FROM INCEPTION (9/8/98)
9.46%        5.05%       5.51%

Note: Past performance is not predictive of future performance. Investment return and principle value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

(1) Name changed from Warburg Pincus Long-Short Market Neutral Fund effective March 26, 2001.
(2) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(3) Monthly return equivalents of yield averages which are not marked to market. The Salomon Smith Barney U.S. One-Month Treasury Index consists of the last one-month Treasury bill issues.

CREDIT SUISSE WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
August 31, 2001

                                                         NUMBER OF
                                                          SHARES            VALUE
                                                        -----------        -------
COMMON STOCKS (87.9%)
AIRLINES (0.1%)
    UAL Corp.                                                100          $   3,268
                                                                          ---------
BANKS (6.9%)
    Bank of America Corp.                                  1,900            116,850
    Comerica, Inc.                                         1,900            113,525
    UnionBanCal Corp.                                      5,100            189,210
                                                                          ---------
                                                                            419,585
                                                                          ---------
COMPUTER HARDWARE & BUSINESS MACHINES (0.9%)
    RSA Security, Inc.(1)                                  2,800             53,872
                                                                          ---------
COMPUTER SOFTWARE (2.5%)
    Microsoft Corp.(1)                                     1,800            102,690
    Symantec Corp.(1)                                      1,100             47,289
                                                                          ---------
                                                                            149,979
                                                                          ---------
CONSTRUCTION, REAL PROPERTY (0.5%)
    Equity Residential Properties Trust                      500             29,455
                                                                          ---------
CONSUMER DURABLES (1.4%)
    KB Home                                                  500             16,185
    Quanta Services, Inc.(1)                               3,700             66,563
                                                                          ---------
                                                                             82,748
                                                                          ---------
DEPARTMENT STORES (3.7%)
    J. C. Penney Co., Inc.                                 9,400            225,600
                                                                          ---------
DRUGS (8.4%)
    Enzon, Inc.(1)                                           500             31,920
    Genzyme Corp.(1)                                         200             11,328
    IDEC Pharmaceuticals Corp.(1)                          2,800            165,956
    Lilly (Eli) & Co.                                      1,100             85,393
    Medarex, Inc.(1)                                      11,500            218,730
                                                                          ---------
                                                                            513,327
                                                                          ---------
ELECTRICAL UTILITY (2.0%)
    Energy East Corp.                                        900             18,954
    NISource, Inc.                                         3,600             90,756
    Puget Energy, Inc.                                       100              2,478
    Scana Corp.                                              300              8,121
                                                                          ---------
                                                                            120,309
                                                                          ---------
ELECTRONIC EQUIPMENT (5.2%)
    Advanced Fibre Communications, Inc.(1)                 8,200            198,850
    TeleCorp PCS, Inc. Class A(1)                          1,800             24,300
    Teradyne, Inc.(1)                                        300              9,834
    Vishay Intertechnology, Inc.(1)                        3,500             81,655
                                                                          ---------
                                                                            314,639
                                                                          ---------

                See Accompanying Notes to Financial Statements.

                                                          NUMBER OF
                                                            SHARES          VALUE
                                                          ----------       --------
COMMON STOCKS (CONT'D)
ENERGY RESERVES & PRODUCTION (5.1%)
    Apache Corp.                                             900           $ 42,237
    EOG Resources, Inc.                                    2,500             79,050
    Occidental Petroleum Corp.                             4,600            126,592
    Pioneer Natural Resources Co.(1)                       3,700             64,750
                                                                          ---------
                                                                            312,629
                                                                          ---------
ENTERTAINMENT (4.4%)

    Blockbuster, Inc. Class A                             11,600            248,936
    Carnival Corp.                                           300              9,384
    Six Flags, Inc.(1)                                       400              6,652
                                                                          ---------
                                                                            264,972
                                                                          ---------
ENVIRONMENTAL SERVICES (0.9%)
    Allied Waste Industries, Inc.(1)                       1,500             27,195
    Waste Management, Inc.                                   800             24,744
                                                                          ---------
                                                                             51,939
                                                                          ---------
FINANCIAL SERVICES (1.1%)
    Carramerica Realty Corp.                               2,100             67,578
                                                                          ---------
FOREST PRODUCTS, PAPER (3.9%)
    Georgia-Pacific Group                                  1,700             62,118
    Temple-Inland, Inc.                                    2,500            145,900
    Weyerhaeuser Co.                                         500             28,375
                                                                          ---------
                                                                            236,393
                                                                          ---------
GAS & WATER UTILITIES (1.6%)
    ONEOK, Inc.                                            6,200            100,440
                                                                          ---------
HOTELS (2.8%)
    Hospitality Properties Trust                           3,000             85,560
    Mandalay Resort Group1                                 3,300             82,104
                                                                          ---------
                                                                            167,664
                                                                          ---------
INDUSTRIAL SERVICES (1.9%)
    Autonation, Inc.(1)                                    4,400             47,344
    Ryder System                                           2,000             45,180
    United Rentals, Inc.(1)                                1,100             25,575
                                                                          ---------
                                                                            118,099
                                                                          ---------
INFORMATION SERVICE (3.8%)
    Earthlink, Inc.(1)                                       900             12,159
    Quintiles Transnational Corp.(1)                       9,200            161,092
    Yahoo!, Inc.(1)                                        5,000             59,300
                                                                          ---------
                                                                            232,551
                                                                          ---------
LIFE & HEALTH INSURANCE (2.8%)
    Conseco, Inc.(1)                                       1,200             11,016
    MetLife, Inc.                                          3,900            118,950
    Mony Group, Inc.                                       1,100             38,500
                                                                          ---------
                                                                            168,466
                                                                          ---------

                See Accompanying Notes to Financial Statements.

                                                          NUMBER OF
                                                            SHARES         VALUE
                                                         ------------     --------
COMMON STOCKS (CONT'D)
MEDIA (6.3%)
    Adelphia Communications Corp. Class A(1)                 300          $   9,465
    Belo (A.H.) Corp. Class A                              3,100             56,544
    Charter Communications, Inc. Class A(1)                  200              4,040
    Cox Communications, Inc. Class A(1)                    2,700            107,352
    Cox Radio, Inc. Class A(1)                             1,900             47,519
    Liberty Media Corp. Class A(1)                        10,400            158,080
                                                                          ---------
                                                                            383,000
                                                                          ---------
MEDICAL PROVIDERS & SERVICES (2.1%)
    HEALTHSOUTH Corp.(1)                                   1,300             23,504
    Manor Care, Inc.(1)                                    3,600            101,268
    Service Corporation International(1)                     600              4,158
                                                                          ---------
                                                                            128,930
                                                                          ---------
MINING & METALS (1.4%)
    Arch Coal, Inc.                                        4,700             85,540
                                                                          ---------
OIL SERVICES (1.6%)
    McDermott International, Inc.(1)                       5,100             54,315
    Transocean Sedco Forex, Inc.                           1,500             43,350
                                                                          ---------
                                                                             97,665
                                                                          ---------
PROPERTY & CASUALTY INSURANCE (7.2%)
    Alleghany Corp.(1)                                       700            151,410
    Ambac Financial Group, Inc.                              600             35,520
    MBIA, Inc.                                               200             10,802
    Radian Group, Inc.                                       200              8,022
    Wesco Financial Corp.                                    700            232,400
                                                                          ---------
                                                                            438,154
                                                                          ---------
RAILROADS (0.6%)
    Kansas City Southern Industries, Inc.(1)               2,800             36,400
                                                                          ---------
SECURITIES & ASSET MANAGEMENT (2.9%)
    Lehman Brothers Holdings, Inc.                         2,700            177,255
                                                                          ---------
SEMICONDUCTOR (4.2%)
    Intel Corp.                                            1,300             36,348
    Linear Technology Corp.                                2,700            110,916
    National Semiconductor Corp.(1)                        3,300            109,065
                                                                          ---------
                                                                            256,329
                                                                          ---------
SPECIALTY RETAIL (1.0%)
    W.W. Grainger, Inc.                                    1,500             63,465
                                                                          ---------
TELEPHONE (0.0%)
    NTL, Inc.(1)                                             500              2,480
                                                                          ---------
WIRELESS TELECOMMUNICATIONS (0.7%)
    Telephone and Data Systems, Inc.                         400             41,300
                                                                          ---------
TOTAL COMMON STOCKS (Cost $5,159,235)                                     5,344,031
                                                                          ---------

                See Accompanying Notes to Financial Statements.

                                                          NUMBER OF
                                                            SHARES          VALUE
                                                         -----------      ----------
SECURITIES SOLD SHORT (-88.4%)
APPAREL, TEXTILES (-1.2%)
    Timberland Co. (The) Class A(1)                       (2,100)         $ (70,686)
                                                                          ---------
BANKS (-7.2%)
    Bank One Corp.                                          (800)           (27,752)
    Fifth Third Bancorp                                     (900)           (52,470)
    Firstmerit Corp.                                      (9,400)          (227,292)
    Northern Trust Corp.                                  (1,900)          (107,730)
    State Street Corp.                                      (500)           (24,280)
                                                                          ---------
                                                                           (439,524)
                                                                          ---------
CHEMICALS (-5.6%)
    Du Pont (E.I.) de Nemours & Co.                       (2,100)           (86,037)
    FMC Corp.(1)                                          (3,800           (237,462)
    Hercules, Inc.                                        (1,30)            (14,690)
                                                                          ---------
                                                                           (338,189)
                                                                          ---------
COMPUTER HARDWARE & BUSINESS MACHINES (-1.0%)
    Cisco Systems, Inc.(1)                                (1,000)           (16,330)
    Extreme Networks, Inc.(1)                               (200)            (3,194)
    Pitney Bowes, Inc.                                      (500)           (21,745)
    Redback Networks, Inc.(1)                             (1,100)            (4,488)
    SanDisk Corp.(1)                                        (700)           (14,357)
                                                                          ---------
                                                                            (60,114)
                                                                          ---------
COMPUTER SOFTWARE (-2.2%)
    BEA Systems, Inc.(1)                                  (1,800)           (29,106)
    E.piphany, Inc.(1)                                    (3,100)           (19,964)
    Gemstar-TV Guide International, Inc.(1)               (1,500)           (44,490)
    Micromuse, Inc.(1)                                    (1,800)           (21,312)
    Siebel Systems, Inc.(1)                                 (900)           (19,440)
                                                                          ---------
                                                                           (134,312)
                                                                          ---------
CONSTRUCTION, REAL PROPERTY (-0.3%)
    Steelcase, Inc. Class A                               (1,500)           (20,550)
                                                                          ---------
DEPARTMENT STORES (-2.9%)
    Kohl's Corp.(1)                                       (3,200)          (177,600)
                                                                          ---------
DRUGS (-11.0%)
    Abgenix, Inc.(1)                                        (700)           (20,979)
    American Home Products Corp.                            (600)           (33,600)
    Applera Corp-Celera Genomics Group(1)                 (6,100)          (161,955)
    Millennium Pharmaceuticals, Inc.(1)                   (9,200)          (253,000)
    OSI Pharmaceuticals, Inc.(1)                          (3,000)          (127,200)
    Pharmacia Corp.                                       (1,800)           (71,280)
                                                                          ---------
                                                                           (668,014)
                                                                          ---------
ELECTRICAL UTILITY (-1.9%)
    AES Corp.(1)                                          (2,500)           (82,800)
    DQE, Inc.                                             (1,600)           (33,920)
                                                                          ---------
                                                                           (116,720)
                                                                          ---------

                See Accompanying Notes to Financial Statements.

                                                          NUMBER OF
                                                           SHARES            VALUE
                                                         -----------      ----------
SECURITIES SOLD SHORT (CONT'D)
ELECTRONIC EQUIPMENT (-2.1%)
    Lucent Technologies, Inc.                               (600)         $  (4,092)
    PerkinElmer, Inc.                                     (2,900)           (93,032)
    Sycamore Networks, Inc.(1)                            (5,200)           (29,172)
                                                                          ---------
                                                                           (126,296)
                                                                          ---------
ENERGY RESERVES & PRODUCTION (-4.1%)
    Exxon Mobil Corp.                                     (1,200)           (48,180)
    Williams Cos., Inc.                                   (6,200)          (201,810)
                                                                          ---------
                                                                           (249,990)
                                                                          ---------
FINANCIAL SERVICES (-4.5%)
    ChoicePoint, Inc.(1)                                  (1,300)           (51,935)
    General Electric Co.                                    (500)           (20,490)
    H & R Block, Inc.                                     (4,200)          (163,422)
    Marsh & McLennan Companies, Inc.                        (400)           (37,160)
                                                                          ---------
                                                                           (273,007)
                                                                          ---------
FOOD & BEVERAGE (-0.1%)
    McCormick & Co., Inc.                                   (200)            (9,040)
                                                                          ---------
FOREST PRODUCTS, PAPER (-0.3%)
    Bowater, Inc.                                           (400)           (18,976)
                                                                          ---------
GROCERY STORES (-0.6%)
    Safeway, Inc.(1)                                        (800)           (36,088)
                                                                          ---------
INDUSTRIAL PARTS (-9.3%)
    American Standard Companies, Inc.(1)                  (2,200)          (153,670)
    Mettler-Toledo International, Inc.(1)                 (5,500)          (251,735)
    United Technologies Corp.                             (2,300)          (157,320)
                                                                          ---------
                                                                           (562,725)
                                                                          ---------
INFORMATION SERVICE (-4.2%)
    Liberate Technologies, Inc.(1)                        (2,100)           (30,072)
    Omnicom Group, Inc.                                   (2,400)          (186,696)
    Openwave Systems, Inc.(1)                             (2,300)           (36,892)
                                                                          ---------
                                                                           (253,660)
                                                                          ---------
LEISURE (-1.4%)
    Eastman Kodak Co.                                     (1,900)           (84,873)
                                                                          ---------
LIFE & HEALTH INSURANCE (-3.9%)
    Nationwide Financial Services, Inc.                   (5,200)          (234,520)
                                                                          ---------
MEDIA (-4.0%)
    Fox Entertainment Group, Inc. Class A(1)              (9,600)          (235,392)
    Westwood One, Inc.(1)                                   (200)            (5,700)
                                                                          ---------
                                                                           (241,092)
                                                                          ---------
MEDICAL PRODUCTS & SUPPLIES (-1.3%)
    Beckman Coulter, Inc.                                 (1,700)           (77,724)
                                                                          ---------

                See Accompanying Notes to Financial Statements.

                                                          NUMBER OF
                                                            SHARES          VALUE
                                                          -----------     ---------
SECURITIES SOLD SHORT (CONT'D)
MEDICAL PROVIDERS & SERVICES (-0.2%)
    Trigon Healthcare, Inc.(1)                               (200)        $ (12,950)
                                                                          ---------
OIL SERVICES (-2.3%)
    Baker Hughes, Inc.                                     (2,800)          (92,232)
    Cooper Cameron Corp.(1)                                  (500)          (21,625)
    Smith International, Inc.(1)                             (600)          (27,840)
                                                                          ---------
                                                                           (141,697)
                                                                          ---------
PROPERTY & CASUALTY INSURANCE (-3.6%)
    American International Group, Inc.                       (800)          (62,560)
    Progressive Corp.                                      (1,200)         (155,124)
                                                                          ---------
                                                                           (217,684)
                                                                          ---------
PUBLISHING (-1.9%)
    Dow Jones & Co., Inc.                                  (1,700)          (93,296)
    McGraw-Hill Cos., Inc.                                   (400)          (23,700)
                                                                          ---------
                                                                           (116,996)
                                                                          ---------
RESTAURANTS (-0.8%)
    Tricon Global Restaurants, Inc.(1)                     (1,200)          (51,144)
                                                                          ---------
SECURITIES & ASSET MANAGEMENT (-3.0%)
    BlackRock, Inc.(1)                                     (2,300)          (87,515)
    Investment Technology Group(1)                         (1,100)          (63,789)
    Schwab, Charles Corp.                                  (2,500)          (31,150)
                                                                          ---------
                                                                           (182,454)
                                                                          ---------
SEMICONDUCTOR (-1.7%)
    Arrow Electronics, Inc.(1)                               (400)          (10,716)
    Atmel Corp.(1)                                         (1,500)          (14,385)
    JDS Uniphase Corp.(1)                                  (1,800)          (12,690)
    PMC-Sierra, Inc.(1)                                      (800)          (24,600)
    Xilinx, Inc.(1)                                        (1,100)          (42,944)
                                                                          ---------
                                                                           (105,335)
                                                                          ---------
SPECIALTY RETAIL (-3.5%)
    Home Depot, Inc.                                       (1,100)          (50,545)
    Radioshack                                             (6,100)         (142,740)
    Ticketmaster Class B(1)                                (1,300)          (21,255)
                                                                          ---------
                                                                           (214,540)
                                                                          ---------
TELEPHONE (-0.2%)
    Allegiance Telecom, Inc.(1)                              (500)           (6,215)
    SBC Communications, Inc.                                 (100)           (4,091)
                                                                          ---------
                                                                            (10,306)
                                                                          ---------
WIRELESS TELECOMMUNICATIONS (-2.1%)
    Nextel Communications, Inc. Class A(1)                 (1,800)          (21,744)
    Nextel Partners, Inc. Class A(1)                      (10,300)         (105,575)
                                                                          ---------
                                                                           (127,319)
                                                                          ---------
TOTAL SECURITIES SOLD SHORT (Cost -$6,095,758)                           (5,374,125)
                                                                          ---------

                See Accompanying Notes to Financial Statements.

                                                                              PAR
                                                                             (000)      VALUE
                                                                             -----    ----------
REPURCHASE AGREEMENT (8.2%)
  Bear Stearns 3.65% 9/4/01 (Agreement dated 8/31/01 to be repurchased at
  $501,210, collaterized by $510,000 U.S. Treasury Note 5.5% due 8/15/28.
  Market Value of collateral is $511,912.) (Cost $501,007)                    $501    $  501,007
                                                                                      ----------
TOTAL INVESTMENTS (7.7%) (Cost -$435,516(2))                                             470,913

OTHER ASSETS IN EXCESS OF LIABILITIES (92.3%)                                          5,606,284
                                                                                      ----------
NET ASSETS (100.0%)                                                                   $6,077,197
                                                                                      ==========

 (1) Non-income producing security.
 (2) Cost for federal income tax purposes is $(292,512).

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2001

ASSETS
    Investments at value (Cost $5,159,235)                                           $ 5,344,031
    Repurchase agreements at value (Cost $501,007)                                       501,007
    Deposits with brokers and custodian bank for securities sold short                 5,609,714
    Dividends and interest receivable                                                      9,839
    Receivable from investment adviser                                                     6,999
    Prepaid expenses & other assets                                                       13,513
                                                                                     -----------
      Total Assets                                                                    11,485,103
                                                                                     -----------
LIABILITIES
    Securities sold short (Proceeds $6,095,758)                                        5,374,125
    Administrative services fee payable                                                       41
    Other accrued expenses payable                                                        33,740
                                                                                     -----------
      Total Liabilities                                                                5,407,906
                                                                                     -----------
NET ASSETS
    Capital stock, $0.001 par value                                                          389
    Paid-in capital                                                                    7,062,805
    Undistributed net investment income                                                   86,907
    Accumulated net realized loss from investments and securities sold short          (1,979,333)
    Net unrealized appreciation from investments                                         906,429
                                                                                     -----------
      Net Assets                                                                     $ 6,077,197
                                                                                     ===========
COMMON SHARES
    Net assets                                                                       $ 2,503,114
                                                                                     -----------
    Shares outstanding                                                                   159,472
                                                                                     -----------
    Net asset value, offering price and redemption price per share                        $15.70
                                                                                          ======
INSTITUTIONAL SHARES
    Net assets                                                                       $ 3,574,083
                                                                                     -----------
    Shares outstanding                                                                   230,236
                                                                                     -----------
    Net asset value, offering price and redemption price per share                        $15.52
                                                                                          ======

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
STATEMENT OF OPERATIONS
For the Year Ended August 31, 2001

INVESTMENT INCOME
    Dividends                                                                            $  73,788
    Interest                                                                               311,731
    Foreign taxes withheld                                                                    (235)
                                                                                         ---------
      Total investment income                                                              385,284
                                                                                         ---------
EXPENSES
    Investment advisory fees                                                                69,552
    Administrative services fees                                                            10,463
    Distribution fees                                                                        4,789
    Dividend expense                                                                        75,994
    Printing fees                                                                           63,666
    Registration fees                                                                       36,672
    Legal fees                                                                              23,680
    Custodian fees                                                                          20,022
    Audit fees                                                                              15,300
    Directors fees                                                                          11,062
    Transfer agent fees                                                                      4,741
    Insurance expense                                                                        3,265
    Interest expense                                                                           170
    Miscellaneous expense                                                                    4,934
                                                                                         ---------
                                                                                           344,310
    Less: fees waived, expenses reimbursed and transfer agent offsets                     (141,949)
                                                                                         ---------
      Total expenses                                                                       202,361
                                                                                         ---------
        Net investment income                                                              182,923
                                                                                         ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    Net realized loss from investments                                                    (229,641)
    Net realized loss from securities sold short                                          (343,698)
    Net change in unrealized appreciation (depreciation) from investments                  909,180
                                                                                         ---------
    Net realized and unrealized appreciation from investments and securities sold short    335,841
                                                                                         ---------
    Net increase in net assets resulting from operations                                 $ 518,764
                                                                                         =========

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                               FOR THE YEAR      FOR THE YEAR
                                                                   ENDED             ENDED
                                                              AUGUST 31, 2001   AUGUST 31, 2000
                                                              ---------------   ---------------
FROM OPERATIONS
  Net investment income                                      $    182,923        $    251,591
  Net gain (loss) on investments and securities sold short       (573,339)             40,377
  Net change in unrealized appreciation from investments
    and securities sold short                                     909,180             474,681
                                                             ------------        ------------
    Net increase in net assets resulting from operations          518,764             766,649
                                                             ------------        ------------
FROM DIVIDENDS
  Dividends from net investment income
    Common Class shares                                           (75,842)           (127,325)
    Institutional Class shares                                   (184,484)           (345,792)
                                                             ------------        ------------
      Net decrease in net assets from dividends                  (260,326)           (473,117)
                                                             ------------        ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                  2,174,675           4,991,679
  Reinvestment of distributions                                   211,149             432,479
  Net asset value of shares redeemed                           (3,256,327)         (6,814,009)
                                                             ------------        ------------
    Net decrease in net assets from
      capital share transactions:                                (870,503)         (1,389,851)
                                                             ------------        ------------
  Net decrease in net assets                                     (612,065)         (1,096,319)
NET ASSETS
  Beginning of year                                             6,689,262           7,785,581
                                                             ------------        ------------
  End of year                                                $  6,077,197        $  6,689,262
                                                             ============        ============
UNDISTRIBUTED NET INVESTMENT INCOME                          $     86,907        $    164,310
                                                             ============        ============

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                                         FOR THE YEAR ENDED AUGUST 31,
                                                                  -------------------------------------------
                                                                     2001            2000             1999(1)
                                                                  ----------      ----------        ---------
PER SHARE DATA
  Net asset value, beginning of period                              $14.92           $14.19           $15.19
                                                                   -------          -------          -------
INVESTMENT OPERATIONS
  Net investment income                                               0.34             0.61             0.322
  Net gain (loss) on investments
    and securities sold short
    (both realized and unrealized)                                    0.99             1.05            (1.12)
                                                                   -------          -------          -------
       Total from investment operations                               1.33             1.66            (0.80)
                                                                   -------          -------          -------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                               (0.55)           (0.93)           (0.07)
  Distributions from net realized gains                                 --               --            (0.13)
                                                                   -------          -------          -------
       Total dividends and distributions                             (0.55)           (0.93)           (0.20)
                                                                   -------          -------          -------
NET ASSET VALUE, END OF PERIOD                                      $15.70           $14.92           $14.19
                                                                   =======          =======          =======
       Total return                                                   9.25%           12.00%           (5.33)%(3)

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                          $2,503           $2,101           $1,885
    Ratio of expenses to average net assets
      (including dividend expense)                                    3.47%(4)         3.80%(4)         3.40%(5)
    Ratio of expenses to average net assets
      (excluding dividend expense)                                    2.23%            2.26%            2.24%(5)
    Ratio of net investment income to average net assets              2.79%            3.49%            2.46%(5)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                            2.40%            2.39%            0.60%(5)
  Portfolio turnover rate                                              306%             313%             705%

(1) For the period September 8, 1998 (inception date) through August 31, 1999.
(2) Per share information is calculated using the average share outstanding method.
(3) Non-annualized.
(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the fund's expense ratio.
(5) Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS (CONT'D)
(For an Institutional Class Share of the Fund Outstanding Throughout Each
Period)

                                                                           FOR THE YEAR ENDED AUGUST 31,
                                                            -----------------------------------------------------------
                                                              2001             2000             1999            1998(1)
                                                            --------         --------         --------         --------
PER SHARE DATA
  Net asset value, beginning of period                       $14.78           $14.21           $15.27           $15.00
                                                             ------           ------           ------           ------
INVESTMENT OPERATIONS
  Net investment income                                        0.37             0.70            0.392             0.05
  Net gain (loss) on investments
   and securities sold short
   (both realized and unrealized)                              0.97             0.99            (1.25)            0.22
                                                             ------           ------           ------           ------
       Total from investment operations                        1.34             1.69            (0.86)            0.27
                                                             ------           ------           ------           ------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                        (0.60)           (1.12)           (0.07)            --
  Distributions from net realized gains                         --               --             (0.13)            --
                                                             ------           ------           ------           ------
       Total dividends and distributions                      (0.60)           (1.12)           (0.20)            --
                                                             ------           ------           ------           ------
NET ASSET VALUE, END OF PERIOD                               $15.52           $14.78           $14.21           $15.27
                                                             ======           ======           ======           ======
       Total return                                            9.46%           12.29%           (5.68)%           1.80%(3)

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                   $3,574           $4,588           $5,901           $6,302
    Ratio of expenses to average net assets
     (including dividend expense)                              3.26%(4)         3.44%(4)         3.33%            4.32%(5)
    Ratio of expenses to average net assets
     (excluding dividend expense)                              2.00%            2.00%            2.00%            2.00%(5)
    Ratio of net investment income to average net assets       3.14%            3.69%            2.65%            1.96%(5)
    Decrease reflected in above operating expense
     ratios due to waivers/reimbursements                      2.31%            2.15%            0.56%            3.12%(5)
  Portfolio turnover rate                                       306%             313%             705%             130%


(1) For the period July 31, 1998 (inception date) through August 31, 1998.
(2) Per share information is calculated using the average share outstanding method.
(3) Non-annualized.
(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the fund's expense ratio.
(5) Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2001

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Credit Suisse Warburg Pincus Long-Short Market Neutral Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company. The Fund is authorized to offer three classes of shares: Common, Advisor and Institutional, although only Common and Institutional shares of the Fund are currently offered. Common shares for the fund bear expenses paid pursuant to a shareholder servicing and distribution agreement at an annual rate equal to .25% of the average daily net asset value of the Fund's outstanding Common shares. In addition, the Common shares bear a co-administration fee. No compensation is payable for distribution services for the Fund's Institutional shares.

     Please refer to the Fund's prospectus and statement of additional information for a description of the Fund's investment strategies.

          A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on The New York Stock Exchange, Inc. The Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

          B) SECURITIY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class specific expenses and vary by class. Expenses not directly attributable to a specific Fund or class are allocated based on relative net assets of the Fund and class, respectively.

          C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund calculates its dividends from net investment income. Net investment income includes interest accrued and dividends earned on the

     Fund's portfolio securities for the applicable period less applicable expenses. The Fund will distribute substantially all of is net realized capital gains and all net investment income, if any, to its shareholders at least annually.

          The character of distributions made during the year for net investment income or net realized gains may differ from their ultimate characterization for Federal income tax purposes due to accounting principles generally accepted in the United States of America (GAAP) and tax differences in the character of income and expense recognition. These differences are primarily due to differing treatments for net operating losses. To the extent these differences are permanent in nature, such amounts are reclassified within capital accounts based on U.S. tax-basis treatment. Temporary differences do not require reclassification.

          D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

          E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

          G) REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed-upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditional upon the collateral being deposited under the Federal reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository. The Fund had an open repurchase agreement at August 31, 2001.

          H) SHORT SALES -- When the Fund's investment adviser believes that a security is overvalued, it may sell the security short by borrowing the same security from a broker or other institution and selling the security.

     The Fund will incur a loss as a result of the short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces such security. The Fund will realize a gain if there is a decline in the price of the security between those dates, if the decline exceeds the cost of borrowing the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund's gain is limited to the amount at which it has sold a security short, its potential loss is limited only by the maximum attainable price of the security less the price at which the security was sold. Until the Fund replaces a borrowed security, it will maintain at all times cash or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Depending on arrangements made with the broker, the Fund may not receive any payments (including interest) on collateral deposited with them. The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 100% of the value of its net assets.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to investment advisory agreements, Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, serves as investment adviser for the Fund described herein.

     For its advisory services, CSAM is entitled to receive from the Fund a monthly fee equal to an annual rate of 1.50% of the Fund's average daily net assets. In addition, CSAM is entitled to a monthly performance adjustment fee, which may increase or decrease the total advisory fee by up to .50% per year.
The performance adjustment fee decreased the total advisory fee by $21,471 or
 .35% of average net assets due to lower performance in comparison to the Salomon Smith Barney U.S. 1-Month Treasury Bill Index plus 5 percentage points for the year ended August 31, 2001.

     CSAM may, at its discretion, voluntarily waive all or any portion of its advisory fee for the Fund. For the year ended August 31, 2001, CSAM waived its entire advisory fee.

     In addition, CSAM reimbursed expenses of the Fund in the amount of $66,213 for the year ended August 31, 2001.

     Boston Financial Data Services, Inc. ("BFDS") serves as the Fund's transfer and dividend disbursement agent.

     The Fund has an arrangement with its transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of their transfer agent expenses. For the year ended August 31, 2001, the Fund received credits or reimbursements under this agreement in the amount of $146.

     Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation from CSAM. CSAM is then reimbursed by the Fund. For the year ended August 31, 2001, the Fund reimbursed CSAM $1,184, which is included in the Fund's transfer expense.

     Credit Suisse Asset Management Securities, Inc. ("CSAMSI") , an affiliate of CSAM, serves as co-administrator to the Fund. PFPC, Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, also serves as the Fund's co-administrator. For administration services, the Fund pays CSAMSI a fee calculated at an annual rate of .05% of the Fund's first $125 million in average daily net assets of the Common shares and .10% of average daily net assets of the Common shares over $125 million. No compensation is payable by the Fund to CSAMSI for co-administration services for the Institutional shares.

     CSAMSI may, at its discretion, voluntarily waive all or any portion of its administration fee for the Fund. For the year ended August 31, 2001, the co-administration fee earned and waived by CSAMSI on the Common shares was as follows:

                      GROSS                              NET
                CO-ADMINISTRATION                 CO-ADMINISTRATION
                      FEE             WAIVER             FEE
                -----------------     ------      -----------------
                     $1,066            $(784)           $282

     For administration services, PFPC received a fee, for the period September 1, 2000 to February 4, 2001, calculated at an annual rate of .10% of the Fund's first $500 million in average daily net assets, .08% of the next $1 billion in average daily net assets, and .06% of average daily net assets over $1.5 billion, subject to a minimum annual fee and exclusive of out-of-pocket expenses. As of February 5, 2001, PFPC receives a fee for administration services calculated at an annual rate of .075% of the Fund's first $500 million in average daily net assets, .065% of the next $1 billion in average daily net assets and .055% of average daily net assets over $1.5 billion, subject to a minimum annual fee and exclusive of out-of-pocket expenses. PFPC may, at its discretion, voluntarily waive all or any portion of its administration fee for the Fund. For the year ended August 31, 2001, the co-administration fee earned and waived by PFPC (including out-of-pocket expenses) was as follows:

                            GROSS                                NET
                     CO-ADMINISTRATION FEE    WAIVER     CO-ADMINISTRATION FEE
                     ---------------------    ------     ---------------------
                           $9,397             $(5,254)          $4,143

     In addition to serving as the Fund's co-administrator, CSAMSI serves as distributor of the Fund's shares. CSAMSI receives compensation from the Fund's Common shares under the co-administration agreement for shareholder servicing and distribution. Under the Shareholder Servicing and Distribution Plan on the Common shares, CSAMSI receives a fee calculated at an annual rate of .25% of the average daily net assets of the Common shares of the Fund. For the year ended August 31, 2001, the shareholder services fee earned by CSAMSI was $4,789.

     Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing services. For the year ended August 31, 2001, Merrill was paid $48,357 by the Fund.

NOTE 3. LINE OF CREDIT

     Through June 19, 2001, the Fund, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $350 million committed, unsecured, line of credit facility (the "Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, Bank of Nova Scotia as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of
 .075% per annum on the entire amount of the Prior Credit Facility, which was allocated among the Participating Funds in such manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%.

     Effective June 20, 2001, the Participating Fund, together with additional funds advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $200 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for the same purposes as the Prior Credit Facility. Under the terms of the New Credit Facility, the New Participating Funds pay an aggregate commitment fee at a rate of .10% per annum on the average unused amount of the New Prior Credit Facility, which is allocated among the New Participating Funds in such manner as was determined by the governing Boards of the New Participating Funds. The interest rate paid under the New Credit Facility is unchanged from the rate paid under the Prior Credit Facility.

     For the year ended August 31, 2001, the Fund has no borrowings under the Prior Credit Facility or the New Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

     For the year ended August 31, 2001, purchases and sales of investment securities (excluding short-term investments) were as follows:

                              INVESTMENT SECURITIES
                              ---------------------
                             PURCHASES         SALES
                            -----------       -------
                           $16,462,424     $16,874,130

     At August 31, 2001, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

         Gross Appreciation -- Investments      $460,458
         Gross Depreciation -- Investments      (352,047)
         Gross Appreciation -- Short Sales       983,373
         Gross Depreciation -- Short Sales      (328,359)
                                                --------
         Net Appreciation                       $763,425
                                                ========

NOTE 5. CAPITAL SHARE TRANSACTIONS

     Each class of shares of the Fund is authorized to issue one billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares for each year were as follows:

                                               COMMON CLASS                                      INSTITUTIONAL CLASS
                              ------------------------------------------------    ------------------------------------------------
                                FOR THE YEAR ENDED        FOR THE YEAR ENDED        FOR THE YEAR ENDED         FOR THE YEAR ENDED
                                 AUGUST 31, 2001            AUGUST 31, 2000           AUGUST 31, 2001           AUGUST 31, 2000
                              ---------------------     ----------------------    ----------------------    ----------------------
                               SHARES      VALUE          SHARES      VALUE        SHARES       VALUE         SHARES      VALUE
                              --------  -----------     ---------  -----------    ---------  -----------    ---------  -----------
Shares sold                    103,572   $1,532,709       190,472   $2,886,336       44,799     $641,966      141,588   $2,105,343
Shares issued in
  reinvestment of
  distributions                  5,215       74,627         8,769      124,965        9,662      136,521       21,825      307,514
Shares redeemed                (90,177)  (1,320,984)     (191,177)  (2,885,304)    (134,680)  (1,935,343)    (268,139)  (3,928,705)
                              --------  -----------     ---------  -----------    ---------  -----------    ---------  -----------
Net increase (decrease)         18,610     $286,352         8,064     $125,997      (80,219) $(1,156,856)    (104,726) $(1,515,848)
                              ========  ===========     =========  ===========    =========  ===========    =========  ===========

   On August 31, 2001, the number of shareholders that held 5% or more of the outstanding shares of each Class of the Fund are as follows:

                                                     NUMBER OF    APPROXIMATE PERCENTAGE
                                                   SHAREHOLDERS   OF OUTSTANDING SHARES
                                                   ------------   ----------------------
            Common Class                                 1                   5.67%
            Institutional Class                          6                  92.70%

NOTE 6. CAPITAL LOSS CARRYOVER

   At August 31, 2001, capital loss carryovers were available to offset future realized gains in the amount of $1,302,805 of which $483,438 expires in 2008 and $819,367 expires in 2009. In addition, the Fund had deferred post October losses of $533,523.


NOTE 7. SUBSEQUENT EVENT

   On July 30, 2001, the Board of Directors approved the dissolution, liquidation and termination of the Fund. The dissolution of the Fund will be submitted to shareholders of the Fund for approval. The Special Meeting of Shareholders will be held on December 19, 2001 at 466 Lexington Avenue, New York, New York, 10017.

CREDIT SUISSE WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholders of Credit Suisse Warburg Pincus Long-Short Market Neutral Fund, Inc.

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Warburg Pincus Long-Short Market Neutral Fund, Inc. (formerly known as Warburg, Pincus Long-Short Market Neutral Fund, Inc.) (the "Fund") at August 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
October 15, 2001

CREDIT SUISSE WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
TAX INFORMATION LETTER
August 31, 2001


IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS (UNAUDITED)

   Corporate shareholders should note for the year ended August 31, 2001, the percentage of the Fund's investment income (I.E., net investment income plus short-term capital gains) that qualifies for the intercorporate dividends received deduction is 38.29%.

                       CREDIT SUISSE WARBURG PINCUS FUNDS
                       ----------------------------------
                                      CREDIT | ASSET
                                      SUISSE | MANAGEMENT



                      P.O. BOX 9030, BOSTON, MA 02205-9030
                  800-WARBURG (800-927-2874) - www.warburg.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSLSN-2-0801